Intangible assets, net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 16,277,707	$ 16,519,285
Less: Accumulated amortization	(3,723,916)	(3,560,268)
Intangible assets, net	12,553,791	12,959,017
Software
Finite-Lived Intangible Assets [Line Items]
Subtotal	23,959	24,314
Electric vehicle registered license
Finite-Lived Intangible Assets [Line Items]
Subtotal	11,725,157	11,899,171
Land use rights
Finite-Lived Intangible Assets [Line Items]
Subtotal	283,591	287,800
Patents
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,245,000	$ 4,308,000